[Transamerica Financial Life Insurance Company]

March 17, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5NLNY of TFLIC
File No. 811-08160, CIK 0000914838
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual reports for the following underlying management investment companies: American Century Variable Portfolios, Inc.; AIM Variable Insurance Funds; Federated Insurance Series; Janus Aspen Series; ING VP Emerging Markets Fund, Inc.; Schwab Annuity Portfolios; SteinRoe Variable Investment Trust and Strong Variable Insurance Funds, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Variable Portfolios, Inc. (CIK: 814680) filed February 25, 2005

•	AIM Variable Insurance Funds (CIK: 896435) filed February 25, 2005

•	Federated Insurance Series (CIK: 912577) filed February 24, 2005

•	Janus Aspen Series (CIK: 906185) filed February 25, 2005

•	ING VP Emerging Markets Funds, Inc. (CIK: 916764) filed March 7, 2005

•	Schwab Annuity Portfolios (CIK: 918266) filed March 8, 2005

•	SteinRoe Variable Investment Trust (CIK: 815425) filed March 10, 2005

•	Strong Variable Insurance Funds, Inc. (CIK: 883644) filed February 18, 2005

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group